Long-Term Borrowings - Schedule of Reconciliation of Borrowings to Cash Flows from Financing Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings [abstract]
Balance at the beginning of year	$ 1,133,887	$ 861,078
Proceeds from borrowings		1,186,709
Repayments of borrowings	(349,698)	(831,391)
Effect of Exchange Rate Movements	50,854	(82,509)
Total changes from financing activities	(298,844)	272,809
Balance at the end of year	$ 835,043	$ 1,133,887